Bank of America Europe Designated Activity Co ABS-15G

EX-99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Sirius Logistics 2026-1 UK Designated Activity Company

10 Earlsfort Terrace

Dublin 2

Dublin

D02 T380

(the “Issuer”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

United Kingdom

(“BofA Securities”)

Standard Chartered Bank

1 Basinghall Avenue

London

EC2V 5DD

United Kingdom

(“Standard Chartered Bank”)

Wells Fargo Securities International Limited

33 King William Street

London

EC4R 9AT

United Kingdom

(“Wells Fargo Securities”, and together with BofA Securities and Standard Chartered Bank, the Co-Arrangers and Joint Lead Managers)

and the Managers (as defined in the Engagement Letter)

7 January 2026

Dear Sirs/Madams,

PROPOSED ISSUE BY SIRIUS LOGISTICS 2026-1 UK DESIGNATED ACTIVITY COMPANY OF COMMERCIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain commercial leases (the “Loan Pool”), which were agreed to by the Issuer, the Co-Arrangers, the Joint Lead Managers and the Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Co-Arrangers, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

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© 2026 Deloitte LLP. All rights reserved.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Co-Arrangers, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the appropriateness of the procedures is solely the responsibility of the Issuer, the Co-Arrangers, the Joint Lead Managers and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘Sirius Datatape Final.xlsx’ (the “Tenant Level Pool Run”) containing information for 1,230 units in the Loan Pool as at 30 April 2025 (the “Tenant Level Cut-off Date”).

We were requested by the Issuer, the Co-Arrangers and the Joint Lead Managers to perform the Agreed Upon Procedures on the top 75% of in-place rental income which represented 234 tenant units (the “Sample” and the “Sample Pool”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 12 August to 13 November 2025.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.6 under the pool Agreed Upon Procedures section below, has been limited to confirming that the selected attribute from the Sample Pool information relating to the Tenant Level Pool Run agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the lease agreement, rent review memorandum and screenshots of the Yardi system received from the servicer of the leases (together, the “lease documentation”).

2.	Pool Agreed Upon Procedures

For each loan in the Sample Pool, we carried out the following Agreed Upon Procedures.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Tenant name

For each tenant unit in the Sample Pool, we confirmed whether the tenant name shown on the Sample Pool substantially agreed to that shown on the lease documentation. Substantially agreed is defined as being able to identify the tenant name in the lease documentation where spelling errors had occurred. We found that the tenant name shown on the Sample Pool substantially agreed to the lease documentation, except for 2 cases.

Asset ID	Unit ID	Description of exception
A1735	852	Sample Pool = Rubies Masquerade Company (UK) Limited; lease documentation = Kammac Limited
A1936	1144	Lease was terminated prior to cut-off date

2.2.	In-Place Rental Income

For each tenant unit in the Sample Pool, we confirmed whether the In-Place Rental Income per annum shown on the Sample Pool per unit or on a roll-up level agreed, to within +/- 0.2%, to that shown on the lease documentation. We found that the In-Place Rental Income per annum shown on the Sample per unit or on a roll-up level agreed, to within +/- 0.2%, to the lease documentation, except for 9 cases. The In-Place Rental Income figures are the headline rent figures exclusive of any outstanding incentives or rent-free periods.

Asset ID	Unit ID	Description of exception
A1438	656	Sample Pool = £134,500.00; lease documentation = £201,935.00
A1442	229	Sample Pool = £300,000.00; lease documentation = £177,450.00
A1735	852	Sample pool = £1,020,420; lease documentation =£765,315
A1782	700	Sample Pool = £116,036.95; lease documentation = £75,080
A1949	391	Sample Pool = £765,969.00; lease documentation = £781,274.50
A1936	1144	Lease was terminated prior to cut-off date
A1922	503	Sample Pool = £92,000; lease documentation = £82,420
A1931	900	Sample Pool = £81,300; lease documentation = £60,175
A1782	701	Sample Pool = £77,775; lease documentation = £50,100

2.3.	Lease Start Date

For each tenant unit in the Sample Pool, we confirmed whether the lease start date shown on the Sample Pool agreed, to within +/- 31 days, to that shown on the lease documentation. We found that the lease start date shown on the Sample Pool agreed, to within +/- 31 days, to the lease documentation, except for 5 cases.

Asset ID	Unit ID	Description of exception
A1664	964	Sample Pool = 13/12/2014; lease documentation = 13/02/2014
A1735	852	Sample Pool = 29/05/2025; lease documentation = 26/10/2020
A1936	1144	Lease was terminated prior to cut-off date
A1470	938	Sample Pool = 06/01/2019; lease documentation = 08/01/2018
A1782	701	Sample Pool = 30/07/2021; lease documentation = 25/03/2019

2.4.	Lease Break Date

For each tenant unit in the Sample Pool, we confirmed whether the lease break date shown on the Sample Pool agreed, to within +/- 31 days, to that shown on the lease documentation. We found that the lease break date shown on the Sample Pool agreed, to within +/- 31 days, to the lease documentation, except for 7 cases.

Asset ID	Unit ID	Description of exception
A1438	656	Sample Pool = 0; lease documentation = 15/09/2027
A1442	229	Sample Pool = 14/12/2028; lease documentation = “ ”
A1735	852	Sample Pool = 0; lease documentation = 26/10/2025
A1783	599	Sample Pool = 0; lease documentation = 24/05/2026
A1919	1052	Sample Pool = 04/03/2026; lease documentation = 04/03/2028
A1782	702 & 703	Sample Pool = 30/12/2032; lease documentation = 31/12/2027
A1782	701	Sample Pool = 08/05/2028; lease documentation =“ ”

2.5.	Lease Expiry Date

For each tenant unit in the Sample Pool, we confirmed whether the lease expiry date shown on the Sample Pool agreed, to within +/- 31 days, to that shown on the lease documentation. We found that the lease expiry date shown on the Sample Pool agreed, to within +/- 31 days, to the lease documentation, except for 10 cases.

Asset ID	Unit ID	Description of exception
A1438	656	Sample Pool = 15/09/2025; lease documentation = 15/09/2029
A1442	229	Sample Pool = 14/06/2030; lease documentation = 21/05/2025
A1530	1067	Sample Pool = 16/06/2026; lease documentation = 16/06/2025
A1630	498	Sample Pool = 23/11/2025; lease documentation = 22/11/2030
A1735	852	Sample Pool = 29/05/2035; lease documentation = 25/10/2030
A1924	187	Sample Pool = 30/08/2025; lease documentation = 30/04/2024
A1936	1144	Lease was terminated prior to cut-off date
A1926	563	Sample Pool = 23/06/2025; lease documentation = 23/06/2024
A1782	701	Sample Pool = 08/05/2030; lease documentation = 24/03/2029
A1925	148	Sample Pool = 27/02/2026; lease documentation = 27/02/2025

2.6.	Rent Review Date

For each tenant unit in the Sample Pool, we confirmed whether the rent review date shown on the Sample Pool agreed, to within +/- 31 days, to that shown on the lease documentation. We found that the rent review date shown on the Sample Pool agreed, to within +/- 31 days, to that shown on the lease documentation, except for 10 cases.

Asset ID	Unit ID	Description of exception
A1438	656	Sample Pool = 0; lease documentation = 15/09/2027
A1520	659	Sample Pool = 25/03/2025; lease documentation = 06/11/2025
A1630	498	Sample Pool = 0; lease documentation = 23/11/2025
A1666	196	Sample Pool = 0; lease documentation = 01/05/2028
A1735	852	Sample Pool = 29/05/2040; lease documentation = 26/10/2025
A1739	646	Sample Pool = 0; lease documentation = 06/01/2026
A1936	1150	Sample Pool = 07/11/2027; lease documentation = 07/01/2027
A1936	1144	Lease was terminated prior to cut-off date
A1931	900	Sample Pool = 29/06/2040; lease documentation = “ ”
A1933	265	Sample Pool = 28/08/2024; lease documentation = “ ”

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 10 December 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Co-Arrangers, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Co-Arrangers, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Co-Arrangers, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact James Brighton on 020 7303 6333.

Yours truly,

Deloitte LLP

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